Note 9 - Long-term Debt	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
9.	Long-Term Debt

This consists of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2013	December 31, 2014
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(a)	5,000,000	4,200,000
Manolis Shipping Ltd.	(b)	5,840,000	5,200,000
Saf-Concord Shipping Ltd.	(c)	5,250,000	4,250,000
Eleni Shipping Ltd.	(d)	5,400,000	-
Pantelis Shipping Corp.	(e)	7,360,000	6,240,000
Aggeliki Shipping Ltd.	(f)	4,864,000	3,652,000
Noumea Shipping Ltd.	(g)	11,930,000	9,240,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	(h)	-	14,600,000
Euroseas Ltd.	(i)	-	6,875,000
		45,644,000	54,257,000
Less: Current portion		(12,862,000)	(19,512,000)
Long-term portion		32,782,000	34,745,000

None of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2015	19,512,000
2016	15,070,000
2017	9,275,000
2018	1,400,000
Thereafter	9,000,000
Total	$54,257,000

(a)
This is a $20,000,000 loan drawn by Xingang Shipping Ltd. on November 15, 2006; Joanna Maritime Ltd, owner of M/V “Joanna” is a guarantor to this loan. The loan is payable in eight consecutive quarterly installments of $1.0 million each, the first of which was due in February 2007, followed by four consecutive quarterly installments of $750,000 each, followed by sixteen consecutive installments of $250,000 each and a balloon payment of $5.0 million payable with the final quarterly installment due in November 2013. The interest was based on LIBOR plus a margin of 0.935% initially; after Alcinoe Shipping Ltd. became a guarantor the rate became 0.90%.

On April 5, 2013, an Addendum was signed by which the balloon payment of $5.0 million will be repaid by eight consecutive quarterly instalments of $200,000 each starting in February 2014 plus a balloon payment of $3,400,000 payable with the final quarterly instalment on November 15, 2015. The interest is based on LIBOR plus a margin of 5.30%. As of the November 1, 2013 and thereafter at any time throughout the repayment of the loan a minimum deposit of $400,000 is to be maintained with the bank. The loan is secured with the following: (i) first priority mortgage over M/V “Marinos” owned by Xingang Shipping Ltd, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a mortgage on M/V “Joanna”. Other covenants and guarantees are similar to the rest of the loans of the Company.

(b)
This is a $10,000,000 loan drawn by Manolis Shipping Ltd. on June 11, 2007.                                                                                                                                 The loan is payable in thirty-two consecutive quarterly instalments of $160,000 each, the first of which was due in September 2007, plus a balloon payment of $4,880,000 payable with the final quarterly instalment in June 2015. The interest is based on LIBOR plus a margin of 0.80% if the ratio of the outstanding loan to the vessel value is below 55%, otherwise the margin is 0.90%.  The loan is secured with the following: (i) first priority mortgage over M/V “Manolis P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Manolis Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

On October 29, 2012, a supplemental agreement was signed under which Tiger Navigation Corp., owner of M/V Tiger Bridge, SAF-Concord Shipping Ltd., owner of M/V Monica P, and Alterwall Business Inc., owner of M/V Ninos, provided additional guarantees to this loan.

(c)
This loan is a $10,000,000 loan drawn by SAF-Concord Shipping Ltd. on January 19, 2009. The loan was payable in twenty consecutive quarterly instalments of $250,000 each, the first of which was due in April 2009, plus a balloon payment of $5,000,000 payable with the final quarterly instalment in January 2014. The interest was based on LIBOR plus a margin of 2.50%. The loan was secured with the following: (i) first priority mortgage over M/V “Monica P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account SAF-Concord Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

On October 29, 2012, a supplemental agreement was signed that extended the loan by eight consecutive quarterly instalments of $250,000 each, plus a balloon payment of $3,000,000 payable with the final quarterly instalment on January, 15 2016. Under the same supplemental agreement, Tiger Navigation Corp., owner of M/V Tiger Bridge and Alterwall Business Inc., owner of M/V OEL Bengal, provided additional guarantees to this loan. The interest is based on LIBOR plus a margin of 5.00%.

(d)
This loan is a $10,000,000 loan drawn by Eleni Shipping Ltd. on April 30, 2009. The loan is payable in 10 consecutive semi-annual instalments, two in the amount of $100,000, two in the amount of $400,000, two in the amount of $600,000 and four in the amount of $800,000, with a $4.6 million balloon payment to be paid together with the last instalment in April 2014. The margin of the loan is 2.50% above LIBOR for the $5.4 million repaid throughout the 5 years and 2.70% above LIBOR for the amount of the balloon payment. The loan is secured with the following: (i) first priority mortgage over M/V “Eleni P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Eleni Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company. The loan was fully paid within 2014.

(e)
This loan is a $13,000,000 loan drawn by Pantelis Shipping Corp. on December 15, 2009. The loan is payable in 32 consecutive quarterly instalments, four in the amount of $500,000 and twenty-eight in the amount of $280,000, with a $3.16 million balloon payment to be paid together with the last instalment in December 2017. The margin of the loan is 2.70% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V “Pantelis”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Pantelis Shipping Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(f)
This loan is an $8,500,000 loan drawn by Aggeliki Shipping Ltd. on November 5, 2010. The loan is payable in 20 equal consecutive quarterly instalments of $303,000 each, with a $2.44 million balloon payment to be paid together with the last instalment in November 2015. The margin of the loan is 2.85% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V “Aggeliki P.”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(g)
This loan is a $20,000,000 loan drawn by Noumea Shipping Ltd. on December 28, 2010. The loan consists of two tranches: Tranche A of $15,000,000 payable in 12 equal consecutive six-monthly instalments of $720,000 each with a $6.36 million balloon payment to be paid together with the last instalment in December 2016; and, Tranche B of $5,000,000 payable in 8 equal consecutive six-monthly instalments of $625,000 each running in parallel with Tranche A. The margin of both tranches is 2.65% above LIBOR, however, if the collateral vessel, M/V “Maersk Noumea”, does not have a charter, the margin of Tranche B becomes 4% above LIBOR and any balance remaining thereof, to be repaid not later that the original Tranche B Maturity, as an Interim Balloon.   The loan is secured with the following: (i) first priority mortgage over M/V “Maersk Noumea”, (ii) second priority mortgage over M/V “Aristides N.P.”, (iii) first assignment of earnings and insurance, (iv) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(h)
This loan is a $15,300,000 loan drawn by Eirini Shipping Ltd. and Eleni Shipping Ltd. jointly, on June 25, 2014. The loan is payable in 20 equal consecutive quarterly instalments of $350,000 each, with an $8.3 million balloon payment to be paid together with the last instalment in June 2019. The margin of the loan is 3.75% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V “Eirini P.” and M/V “Eleni P.”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(i)
This loan is an $8,000,000 loan drawn by Euroseas Ltd., on February 3, 2014. The loan is payable in 12 equal consecutive quarterly instalments of $375,000 each, with a $3.5 million balloon payment to be paid together with the last instalment in February 2017. The margin of the loan is 6.0% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V “Kuo Hsiung.”, M/V “Aristides N. P.”, M/V “Captain Costas” and M/V “Despina P”, (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

In addition to the terms specific to each loan described above, all the above loans are secured with a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash).  The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan instalments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $7,862,415 and $7,994,093 as of December 31, 2013 and 2014, respectively, and are shown as “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2014, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2012, 2013 and 2014 amounted to $1,841,245, $1,699,951 and $2,015,155, respectively.